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                                                                    SUN JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                              Fax:(212) 313-3953


                                                               February 28, 2007


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MONY Life Insurance Company
     Form N-4 Registration Statement
     File Nos. 33-19836 and 811-05457
     CIK #: 0001015570

Commissioners:

On behalf of MONY Life Insurance Company ("MONY"), we are filing herewith Post-Effective Amendment No. 27 to MONY's Form N-4 Registration Statement (File No. 33-19836) under the Securities Act of 1933 ("1933 Act") and Amendment No. 27 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to Keynote Series Account.

This Post-Effective Amendment to the Registration Statement relates to a change in name, investment objective, strategy and subadviser for the Diversified Investors Intermediate Government Bond Portfolio (the "Portfolio"). Effective May 1, 2007, the Portfolio's name will change to "Diversified Investors Inflation Protected Securities Portfolio" consistent with the change in investment objective and strategy.

If you have any questions, please contact the undersigned at (212) 314-2120 or, in my absence, Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253. Thank you in advance for your prompt attention to this matter.


                                             Very truly yours,

                                             /s/ Sun Jin Moon
                                             ------------------
                                             Sun Jin Moon


cc: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.


                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104